Revenue (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets	$ 1,564		$ 0
Deferred revenue recognized	181	$ 228
Deferred revenue	155		193
Deferred revenue, non current	$ 0		$ 0